Goodwill - Schedule of Goodwill (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579